Income Taxes - Rate Reconciliation (Detail) - Predecessor	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Tax Rate Reconciliation [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.10%	3.10%	2.60%
Statutory depletion	0.00%	0.00%	(0.20%)
Valuation allowance	(39.00%)	(26.50%)	0.00%
Other, net	(0.10%)	0.10%	(0.10%)
Effective tax rate	0.00%	11.70%	37.30%